AMCAP Fund®
Investment portfolio
November 30, 2022
unaudited
Common stocks 89.26% Information technology 24.80%	Shares	Value (000)
Microsoft Corp.	14,006,335	$3,573,577
Broadcom, Inc.	3,316,647	1,827,572
Mastercard, Inc., Class A	5,110,916	1,821,530
ASML Holding NV	2,130,726	1,296,059
Micron Technology, Inc.	14,570,532	839,991
Apple, Inc.	4,559,185	674,896
Ceridian HCM Holding, Inc.[1,2]	8,388,440	574,105
ServiceNow, Inc.[2]	1,318,071	548,713
Snowflake, Inc., Class A2	3,467,123	495,452
EPAM Systems, Inc.[2]	1,297,579	478,262
Applied Materials, Inc.	4,288,774	470,050
Qorvo, Inc.[2]	4,043,401	401,308
Autodesk, Inc.[2]	1,954,830	394,778
Arista Networks, Inc.[2]	2,088,067	290,868
Nice, Ltd. (ADR)[2,3]	1,344,604	261,082
Salesforce, Inc.[2]	1,479,708	237,123
Visa, Inc., Class A	1,011,161	219,422
Shopify, Inc., Class A, subordinate voting shares[2]	5,159,711	210,929
Advanced Micro Devices, Inc.[2]	2,691,267	208,923
Taiwan Semiconductor Manufacturing Company, Ltd.	12,390,000	197,945
CrowdStrike Holdings, Inc., Class A2	1,381,400	162,522
Zscaler, Inc.[2]	1,194,599	159,419
Toast, Inc., Class A2	8,640,082	158,632
Intuit, Inc.	362,380	147,702
Adobe, Inc.[2]	422,732	145,813
Paycom Software, Inc.[2]	405,233	137,414
Datadog, Inc., Class A2	1,764,695	133,729
Affirm Holdings, Inc., Class A2,3	9,434,304	131,325
Accenture PLC, Class A	411,390	123,800
Bill.com Holdings, Inc.[2]	732,917	88,258
Atlassian Corp., Class A2	546,669	71,914
Marqeta, Inc., Class A2	9,418,819	63,012
Fabrinet, non-registered shares[2]	456,500	60,902
Enphase Energy, Inc.[2]	185,774	59,557
Kingdee International Software Group Co., Ltd.[2]	32,027,000	54,653
NetApp, Inc.	749,829	50,696
Trimble, Inc.[2]	836,538	49,983
Lam Research Corp.	89,089	42,084
Cognex Corp.	822,643	40,951
First Solar, Inc.[2]	204,500	35,282
Genpact, Ltd.	558,200	25,739
GoDaddy, Inc., Class A2	293,239	23,204
Block, Inc., Class A2	317,000	21,483
VeriSign, Inc.[2]	96,253	19,232
CCC Intelligent Solutions Holdings, Inc.[2,3]	1,727,177	15,890
Constellation Software, Inc.	6,015	9,697
AMCAP Fund — Page 1 of 9

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
RingCentral, Inc., Class A2	211,000	$7,820
HashiCorp, Inc., Class A2,3	269,500	7,357
Stripe, Inc., Class B2,4,5	201,217	5,614
		17,076,269
Health care 20.08%
UnitedHealth Group, Inc.	4,483,720	2,456,002
Abbott Laboratories	16,435,981	1,768,183
Thermo Fisher Scientific, Inc.	2,383,005	1,335,007
Stryker Corp.	3,763,192	880,173
Insulet Corp.[2]	2,377,884	711,867
PerkinElmer, Inc.	5,072,131	708,729
Zoetis, Inc., Class A	3,311,773	510,477
BioMarin Pharmaceutical, Inc.[2]	4,200,144	424,130
Danaher Corp.	1,397,142	381,993
DexCom, Inc.[2]	3,073,228	357,355
Humana, Inc.	624,378	343,345
Seagen, Inc.[2]	2,755,942	334,544
Eli Lilly and Company	855,538	317,473
Horizon Therapeutics PLC[2]	3,076,394	308,532
AbbVie, Inc.	1,765,381	284,544
Elevance Health, Inc.	511,558	272,619
Edwards Lifesciences Corp.[2]	3,336,309	257,730
IQVIA Holdings, Inc.[2]	1,177,131	256,638
Oak Street Health, Inc.[2]	10,820,010	233,929
Mettler-Toledo International, Inc.[2]	149,237	219,313
AstraZeneca PLC	1,519,692	205,636
Agilon Health, Inc.[2]	11,207,890	196,811
Centene Corp.[2]	2,241,479	195,121
Regeneron Pharmaceuticals, Inc.[2]	197,454	148,426
ICON PLC[2]	595,655	128,328
Haemonetics Corp.[2]	1,489,976	127,110
Penumbra, Inc.[2]	575,259	120,522
Guardant Health, Inc.[2]	1,959,529	102,562
Molina Healthcare, Inc.[2]	271,700	91,500
Alnylam Pharmaceuticals, Inc.[2]	274,732	60,603
NovoCure, Ltd.[2]	597,507	45,912
Masimo Corp.[2]	257,600	37,337
R1 RCM, Inc.[2]	409,088	3,702
		13,826,153
Consumer discretionary 17.20%
Amazon.com, Inc.[2]	22,816,000	2,202,657
Hilton Worldwide Holdings, Inc.	7,137,590	1,017,963
Burlington Stores, Inc.[2]	2,813,138	550,475
Airbnb, Inc., Class A2	5,339,996	545,427
MercadoLibre, Inc.[2]	475,887	443,044
Tesla, Inc.[2]	2,166,927	421,901
Caesars Entertainment, Inc.[2]	8,122,143	412,686
NVR, Inc.[2]	88,766	411,786
Galaxy Entertainment Group, Ltd.	65,054,000	394,146
TopBuild Corp.[1,2]	2,524,079	388,910
Starbucks Corp.	3,778,139	386,126
Dollar Tree Stores, Inc.[2]	2,484,406	373,381
Flutter Entertainment PLC[2,3]	2,094,932	315,592
AMCAP Fund — Page 2 of 9

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Dollar General Corp.	1,133,277	$289,756
DoorDash, Inc., Class A2	4,447,745	259,081
CarMax, Inc.[2]	3,692,309	256,098
Aptiv PLC[2]	2,242,212	239,177
D.R. Horton, Inc.	2,649,721	227,876
Williams-Sonoma, Inc.[3]	1,895,223	221,552
Rivian Automotive, Inc., Class A2,3	6,753,015	216,367
LVMH Moët Hennessy-Louis Vuitton SE	272,641	211,095
Chipotle Mexican Grill, Inc.[2]	129,454	210,616
YETI Holdings, Inc.[1,2]	4,570,499	205,170
NIKE, Inc., Class B	1,644,699	180,407
Marriott International, Inc., Class A	994,409	164,425
Wyndham Hotels & Resorts, Inc.	2,189,047	160,501
Etsy, Inc.[2]	1,170,036	154,550
Five Below, Inc.[2]	896,476	144,207
Kering SA	234,943	142,491
Royal Caribbean Cruises, Ltd.[2]	2,369,948	142,031
Chegg, Inc.[2]	4,759,205	142,015
Restaurant Brands International, Inc.	2,000,000	132,700
Helen of Troy, Ltd.[1,2]	1,288,244	126,943
Darden Restaurants, Inc.	797,555	117,233
Aramark	370,000	15,392
Moncler SpA	207,600	10,907
Evolution AB	85,889	8,800
		11,843,484
Industrials 8.04%
TransDigm Group, Inc.	1,900,911	1,194,722
Raytheon Technologies Corp.	11,030,102	1,088,892
Old Dominion Freight Line, Inc.	2,647,044	801,022
Copart, Inc.[2]	9,489,058	631,592
Carrier Global Corp.	8,852,984	392,364
Woodward, Inc.[1]	4,022,523	385,358
Saia, Inc.[2]	717,530	174,783
Axon Enterprise, Inc.[2]	631,059	116,134
NIBE Industrier AB, Class B	11,227,887	107,165
Safran SA	848,199	104,365
Airbus SE, non-registered shares	817,500	94,386
AMETEK, Inc.	656,186	93,454
Trane Technologies PLC	444,955	79,389
Armstrong World Industries, Inc.	940,617	71,872
ITT, Inc.	738,257	62,397
Waste Connections, Inc.	256,607	37,080
MDA, Ltd.[1,2]	6,334,900	30,611
Sun Country Airlines Holdings, Inc.[2]	1,445,448	29,198
Advanced Drainage Systems, Inc.	235,984	22,952
TriNet Group, Inc.[2]	120,000	8,696
The AZEK Co., Inc., Class A2	350,000	6,769
		5,533,201
Communication services 7.60%
Alphabet, Inc., Class A2	12,617,552	1,274,247
Alphabet, Inc., Class C2	10,947,325	1,110,606
Netflix, Inc.[2]	5,384,172	1,645,026
Meta Platforms, Inc., Class A2	4,255,918	502,624
AMCAP Fund — Page 3 of 9

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Charter Communications, Inc., Class A2	933,848	$365,405
Electronic Arts, Inc.	1,421,963	185,964
Activision Blizzard, Inc.	1,000,000	73,950
Tencent Holdings, Ltd.	1,430,900	53,769
Cable One, Inc.	16,232	11,757
Universal Music Group NV	315,325	7,554
		5,230,902
Financials 6.46%
MSCI, Inc.	1,118,491	568,003
Kotak Mahindra Bank, Ltd.	19,426,500	468,263
First Republic Bank	3,197,227	407,998
Morgan Stanley	3,909,641	363,870
Aon PLC, Class A	954,685	294,310
AIA Group, Ltd.	27,776,200	283,289
Stifel Financial Corp.	4,288,014	275,505
Arch Capital Group, Ltd.[2]	4,243,100	254,204
S&P Global, Inc.	719,284	253,763
Marsh & McLennan Companies, Inc.	1,400,339	242,511
LPL Financial Holdings, Inc.	973,600	230,461
Cullen/Frost Bankers, Inc.	1,398,914	202,941
Nasdaq, Inc.	2,520,000	172,519
Charles Schwab Corp.	1,195,200	98,652
TPG, Inc., Class A3	2,650,857	88,274
Signature Bank	621,089	86,642
Blackstone, Inc., nonvoting shares	813,261	74,438
BlackRock, Inc.	69,189	49,539
Progressive Corp.	245,664	32,465
		4,447,647
Consumer staples 3.10%
Philip Morris International, Inc.	8,151,085	812,419
Monster Beverage Corp.[2]	4,288,558	441,121
Constellation Brands, Inc., Class A	1,304,946	335,828
Costco Wholesale Corp.	444,183	239,526
Chocoladefabriken Lindt & Sprüngli AG	1,120	116,063
Grocery Outlet Holding Corp.[2]	3,542,107	107,219
Estée Lauder Companies, Inc., Class A	361,046	85,131
		2,137,307
Materials 1.22%
Linde PLC	1,295,884	436,039
Sherwin-Williams Company	795,652	198,261
Albemarle Corp.	615,257	171,035
ATI, Inc.[2]	1,044,143	31,857
		837,192
Real estate 0.76%
Equinix, Inc. REIT	421,009	290,770
SBA Communications Corp. REIT, Class A	322,937	96,655
American Tower Corp. REIT	338,211	74,829
Alexandria Real Estate Equities, Inc. REIT	396,028	61,626
		523,880
Total common stocks (cost: $41,104,887,000)		61,456,035
AMCAP Fund — Page 4 of 9

unaudited
Preferred securities 0.10% Consumer discretionary 0.10%	Shares	Value (000)
Dr. Ing. h.c. F. Porsche AG., nonvoting non-registered preferred shares[2]	591,845	$67,251
Information technology 0.00%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[2,4,5]	86,605	2,416
Total preferred securities (cost: $51,001,000)		69,667
Convertible stocks 0.07% Financials 0.07%
Greeneden Topco S.C.A., Class P, convertible preferred shares[4,5]	52,280,000	24,352
Greeneden Topco S.C.A., Class P1, convertible preferred shares[4,5]	13,070,000	6,088
Greeneden Topco S.C.A., Class P2, convertible preferred shares[4,5]	13,070,000	6,088
Greeneden Topco S.C.A., Class P3, convertible preferred shares[4,5]	13,070,000	6,088
Greeneden Topco S.C.A., Class P4, convertible preferred shares[4,5]	13,070,000	6,088
Total convertible stocks (cost: $84,302,000)		48,704
Short-term securities 10.66% Money market investments 10.44%
Capital Group Central Cash Fund 3.94%[1,6]	71,836,951	7,182,976
Money market investments purchased with collateral from securities on loan 0.22%
Capital Group Central Cash Fund 3.94%[1,6,7]	698,467	69,840
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.73%[6,7]	24,149,233	24,149
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.74%[6,7]	22,900,000	22,900
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.69%[6,7]	10,700,000	10,700
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.55%[6,7]	9,100,000	9,100
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66%[6,7]	9,100,000	9,100
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.62%[6,7]	4,500,000	4,500
Fidelity Investments Money Market Government Portfolio, Class I 3.56%[6,7]	3,000,000	3,000
		153,289
Total short-term securities (cost: $7,335,841,000)		7,336,265
Total investment securities 100.09% (cost: $48,576,031,000)		68,910,671
Other assets less liabilities (0.09)%		(63,223)
Net assets 100.00%		$68,847,448
AMCAP Fund — Page 5 of 9

unaudited
Investments in affiliates1

	Value of affiliates at 3/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 11/30/2022 (000)	Dividend income (000)
Common stocks 2.49%
Information technology 0.83%
Ceridian HCM Holding, Inc.[2]	$611,601	$—	$—	$—	$(37,496)	$574,105	$—
Health care 0.00%
Penumbra, Inc.[2,8]	436,230	62,390	218,260	(133,993)	(25,845)	—	—
Consumer discretionary 1.05%
TopBuild Corp.[2]	541,869	—	—	—	(152,959)	388,910	—
YETI Holdings, Inc.[2]	—	192,531	—	—	12,639	205,170	—
Helen of Troy, Ltd.[2]	203,252	26,797	—	—	(103,106)	126,943	—
Burlington Stores, Inc.[2,8]	427,558	564,812	319,701	(209,211)	87,017	—	—
						721,023
Industrials 0.61%
Woodward, Inc.	501,327	—	—	—	(115,969)	385,358	2,293
MDA, Ltd.[2]	55,574	—	6,290	(9,170)	(9,503)	30,611	—
						415,969
Total common stocks						1,711,097
Short-term securities 10.54%
Money market investments 10.44%
Capital Group Central Cash Fund 3.94%[6]	4,500,578	8,038,236	5,355,365	(728)	255	7,182,976	71,656
Money market investments purchased with collateral from securities on loan 0.10%
Capital Group Central Cash Fund 3.94%[6,7]	93,499		23,659[9]			69,840	—[10]
Total short-term securities						7,252,816
Total 13.03%				$(353,102)	$(344,967)	$8,963,913	$73,949
Restricted securities5

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Greeneden Topco S.C.A., Class P, convertible preferred shares[4]	11/26/2021	$42,151	$24,352.03%
Greeneden Topco S.C.A., Class P1, convertible preferred shares[4]	11/26/2021	10,537	6,088.01
Greeneden Topco S.C.A., Class P2, convertible preferred shares[4]	11/26/2021	10,538	6,088.01
Greeneden Topco S.C.A., Class P3, convertible preferred shares[4]	11/26/2021	10,538	6,088.01
Greeneden Topco S.C.A., Class P4, convertible preferred shares[4]	11/26/2021	10,538	6,088.01
Stripe, Inc., Class B2,4	5/6/2021	8,075	5,614.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[2,4]	3/15/2021	3,475	2,416.00
Total		$95,852	$56,734.08%
AMCAP Fund — Page 6 of 9

unaudited
[1]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $257,597,000, which represented .37% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $56,734,000, which represented .08% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 11/30/2022.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Affiliated issuer during the reporting period but no longer an affiliate at 11/30/2022. Refer to the investment portfolio for the security value at 11/30/2022.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
AMCAP Fund — Page 7 of 9

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$15,521,998	$1,548,657	$5,614	$17,076,269
Health care	13,620,517	205,636	—	13,826,153
Consumer discretionary	10,760,453	1,083,031	—	11,843,484
Industrials	5,227,285	305,916	—	5,533,201
Communication services	5,169,579	61,323	—	5,230,902
Financials	3,696,095	751,552	—	4,447,647
Consumer staples	2,021,244	116,063	—	2,137,307
Materials	837,192	—	—	837,192
Real estate	523,880	—	—	523,880
Preferred securities	—	67,251	2,416	69,667
Convertible stocks	—	—	48,704	48,704
Short-term securities	7,336,265	—	—	7,336,265
Total	$64,714,508	$4,139,429	$56,734	$68,910,671
Key to abbreviations
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
AMCAP Fund — Page 8 of 9

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-002-0123O-S89770	AMCAP Fund — Page 9 of 9